Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Impact of Adoption of ASU 2018-12 and Transition Adjustment of ASU 2018-12
Table 1.1 presents the impact of adoption to prior period financial statement line items within our consolidated statement of income for the twelve months ended December 31, 2022, and December 31, 2021, and the consolidated balance sheet as of December 31, 2022. These adjustments are also reflected in our consolidated statement of changes in equity and consolidated statement of cash flows.
Table 1.1: Impact of Adoption of ASU 2018-12

	Year ended December 31, 2022			Year ended December 31, 2021
($ in millions, except per share amounts)	As reported	Effect of adoption	As revised	As reported	Effect of adoption	As revised
Selected Income Statement Data
Noninterest income	28,835	583	29,418	42,713	674	43,387
Noninterest expense	57,282	(77)	57,205	53,831	(73)	53,758
Income tax expense	2,087	164	2,251	5,578	186	5,764
Net income	13,182	495	13,677	21,548	561	22,109
Diluted earnings per common share	3.14	0.13	3.27	4.95	0.13	5.08
				At December 31, 2022
				As reported	Effect of adoption	As revised
Selected Balance Sheet Data
Other assets				$75,834	4	75,838
Derivative liabilities				20,085	(18)	20,067
Accrued expenses and other liabilities				69,056	(316)	68,740
Retained earnings				187,649	319	187,968
Accumulated other comprehensive income (loss)				(13,381)	19	(13,362)
Table 1.2 presents the transition adjustments required upon the adoption of ASU 2018-12 as of January 1, 2021.
Table 1.2: Transition Adjustment of ASU 2018-12

	Dec 31, 2020	Transition adjustment upon adoption	Jan 1, 2021
Selected Balance Sheet Data
Other assets	$87,337	159	87,496
Derivative liabilities	16,509	(27)	16,482
Accrued expenses and other liabilities	74,360	903	75,263
Retained earnings	162,683	(738)	161,945
Accumulated other comprehensive income	194	20	214

Key Economic Variables	See Table 1.3 for key economic variables used for our loan portfolios.
Table 1.3: Key Economic Variables

Loan Portfolio	Key economic variables
Total commercial	• Gross domestic product • Commercial real estate asset prices, where applicable • Unemployment rate
Residential mortgage	• Home price index • Unemployment rate
Other consumer (including credit card, auto, and other consumer)	• Unemployment rate

Supplemental Cash Flow Information
Supplemental Cash Flow Information
Significant noncash activities are presented in Table 1.4.
Table 1.4: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2023	2022	2021
Held-to-maturity debt securities purchased from securitization of loans held for sale	$94	745	20,265
Transfers from loans to loans held for sale	1,920	6,586	19,297
Transfers from available-for-sale debt securities to held-to-maturity debt securities	3,687	50,132	55,993
Transfers from held-to-maturity debt securities to available-for-sale debt securities (1)	23,919	—	—
(1)In first quarter 2023, we reclassified HTM debt securities to AFS debt securities in connection with the adoption of ASU 2022-01.